ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Net Accounts Receivable Consist of the Following for the Years Ended December 31, 2011 and 2012

Net accounts receivable consist of the following for the years ended December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Accounts receivable	104,578	95,588
Allowance for doubtful accounts
Beginning balance	—	658
Additional allowance during the year	937	5,622
Write-off during the year	(279)	(656)

Less: ending balance	658	5,624

Accounts receivable, net	103,920	89,964